Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net income for the year	$ 2,059	$ 1,845
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,211	2,142
Program rights amortization	58	64
Finance costs	793	746
Income tax expense	758	685
Post-employment benefits contributions, net of expense	(44)	4
Gain on disposition of property, plant and equipment	(16)	(49)
Recovery on wind-down of shomi	0	(20)
Net change in contract asset balances	(354)	(156)
Other	33	51
Cash provided by operating activities before changes in non-cash working capital items, income taxes paid, and interest paid	5,498	5,312
Change in non-cash operating working capital items	(114)	(164)
Cash provided by operating activities before income taxes paid and interest paid	5,384	5,148
Income taxes paid	(370)	(475)
Interest paid	(726)	(735)
Cash provided by operating activities	4,288	3,938
Investing activities:
Capital expenditures	(2,790)	(2,436)
Additions to program rights	(54)	(59)
Changes in non-cash working capital related to capital expenditures and intangible assets	(125)	109
Acquisitions and other strategic transactions, net of cash acquired	0	(184)
Other	25	(60)
Cash used in investing activities	(2,944)	(2,630)
Financing activities:
Net proceeds received on short-term borrowings	508	858
Net repayment of long-term debt	(823)	(1,034)
Net proceeds (payments) on settlement of debt derivatives and forward contracts	388	(79)
Transaction costs incurred	(18)	0
Dividends paid	(988)	(988)
Cash used in financing activities	(933)	(1,243)
Change in cash and cash equivalents	411	65
Bank advances, beginning of year	(6)	(71)
Cash and cash equivalents (bank advances), end of year	$ 405	$ (6)